Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash	$ 13,567	$ 303,449	$ 680,302
Prepaid expenses	208,372	104,876	183,663
Total current assets	221,939	408,325	863,965
Investments held in Trust Account	14,317,173	18,276,649	140,404,628
Total Assets	14,539,112	18,684,974	141,366,538
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Accrued costs and expenses	695,198	367,408	442,564
Income taxes payable	132,923	137,633
Excise Tax Payable	42,099
Deferred income tax		18,790
Promissory note to Related Party		2,767,015
Total current liabilities		3,290,846	445,467
Deferred underwriting commissions	4,840,931	4,840,931	4,840,931
Total Liabilities	9,038,166	8,131,777	5,286,398
Commitments and Contingencies (see Note 7)
Redeemable Common Stock:
Class A common stock subject to possible redemption	14,453,415	18,283,387	140,386,985
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock value		81	81
Class B common stock value		346	346
Accumulated deficit	(8,952,896)	(7,730,617)	(4,307,272)
Total Stockholders’ Deficit	(8,952,469)	(7,730,190)	(4,306,845)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	14,539,112	18,684,974	141,366,538
Current assets:
Prepaid expenses – long term portion			97,945
Class A Common Stock
Stockholders’ Deficit:
Class A common stock value	427	81
Class B Common Stock
Stockholders’ Deficit:
Class B common stock value		346
Related Party
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Promissory note to Related Party	3,327,015	2,767,015
Total current liabilities	$ 4,197,235	3,290,846
Due to related party			$ 2,903